SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying condensed consolidated interim financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). The condensed consolidated interim financial statements include the accounts of the Company and all entities in which it holds a controlling financial interest. All intercompany balances and transactions have been eliminated.
We have prepared the accompanying unaudited condensed consolidated interim financial statements in accordance with the accounting policies described in GDH LP’s audited consolidated financial statements and the notes thereto for the year ended December 31, 2024 and the interim reporting requirements of Regulation S-X for the three and nine months ended September 30, 2025. Accordingly, certain information and note disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.
These unaudited condensed consolidated interim financial statements should be read in conjunction with GDH LP’s audited consolidated financial statements for the year ended December 31, 2024. The Company’s interim results are not necessarily indicative of its results for a full year.
Basis of Presentation
The consolidated statements of financial position have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). As of December 31, 2024 and 2023, the Corporation did not have any subsidiaries and as such the numbers presented as of the years ended December 31, 2024 and 2023 are on a stand-alone basis. As of December 31, 2022, the Corporation had one subsidiary and as such the numbers presented as of the year ended December 31, 2022 are on a consolidated basis. Statements of operations, changes in stockholder’s equity, and cash flows have not been presented for the year ended December 31, 2022 because the Corporation had not engaged in any business or other activities except in connection with its formation.
Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents includes cash on hand and deposits in financial institutions.
Investments
Investments
When the Corporation does not have a controlling financial interest in an entity, but can exert significant influence over the entity’s operating and financial policies, the investment is accounted for as an equity method investment. The Corporation has elected to apply the fair value option to equity method investments.